Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 2.2%
17,499	(1)	j2 Global, Inc.	$2,390,714	0.9
95,577	(1)	Magnite, Inc.	2,676,156	0.9
62,856	(1)	QuinStreet, Inc.	1,103,751	0.4
			6,170,621	2.2

		Consumer Discretionary: 12.2%
28,317	(1)	Academy Sports & Outdoors, Inc.	1,133,246	0.4
39,972	(1)	Boyd Gaming Corp.	2,528,629	0.9
23,376	(1)	Bright Horizons Family Solutions, Inc.	3,259,082	1.2
16,665	(1)	CROCS, Inc.	2,391,094	0.8
3,102	(1)	Deckers Outdoor Corp.	1,117,340	0.4
30,846		Kontoor Brands, Inc.	1,540,758	0.5
22,225		LCI Industries	2,992,152	1.1
124,499	(1)	Leslie's, Inc.	2,557,209	0.9
6,601		Lithia Motors, Inc.	2,092,781	0.7
18,889		Marriott Vacations Worldwide Corp.	2,971,806	1.0
45,545	(1)	National Vision Holdings, Inc.	2,585,590	0.9
38,095	(1),(2)	PLBY Group, Inc.	897,899	0.3
89,037	(1)	Sonos, Inc.	2,881,237	1.0
55,297	(1)	Stoneridge, Inc.	1,127,506	0.4
23,723		Texas Roadhouse, Inc.	2,166,622	0.8
30,063	(1)	Traeger, Inc.	629,219	0.2
27,854		Winnebago Industries	2,018,022	0.7
			34,890,192	12.2

		Consumer Staples: 1.8%
36,369	(1)	Grocery Outlet Holding Corp.	784,479	0.3
90,653	(1)	Performance Food Group Co.	4,211,739	1.5
			4,996,218	1.8

		Energy: 0.8%
26,619		Ovintiv, Inc.	875,233	0.3
26,423	(1)	Renewable Energy Group, Inc.	1,326,434	0.5
			2,201,667	0.8

		Financials: 6.8%
17,119		Capstar Financial Holdings, Inc.	363,608	0.1
75,340	(1)	Focus Financial Partners, Inc.	3,945,556	1.4
37,549	(1)	Green Dot Corp.	1,889,841	0.7
31,141	(1)	Palomar Holdings, Inc.	2,517,127	0.9
35,466		PJT Partners, Inc.	2,805,715	1.0
19,834		Primerica, Inc.	3,047,097	1.1
3,441		Signature Bank	936,916	0.3
35,178		Western Alliance Bancorp.	3,828,070	1.3
			19,333,930	6.8

		Health Care: 30.7%
18,554	(1)	Addus HomeCare Corp.	1,479,682	0.5
73,850	(1)	Aerie Pharmaceuticals, Inc.	841,890	0.3
66,013	(1),(2)	Akouos, Inc.	766,411	0.3
26,626	(1),(2)	Altimmune, Inc.	301,140	0.1
121,290	(1)	Amicus Therapeutics, Inc.	1,158,320	0.4
42,298	(1),(2)	Applied Therapeutics, Inc.	702,147	0.3
15,843	(1)	Arena Pharmaceuticals, Inc.	943,451	0.3
39,845	(1)	Arrowhead Pharmaceuticals, Inc.	2,487,523	0.9
29,967	(1)	Arvinas, Inc.	2,462,688	0.9
77,170	(1)	AxoGen, Inc.	1,219,286	0.4
23,702	(1)	Axonics, Inc.	1,542,763	0.5
24,215	(1)	Beam Therapeutics, Inc.	2,106,947	0.7
20,573	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,857,795	1.0
23,847	(1)	Blueprint Medicines Corp.	2,451,710	0.9
38,324	(1)	CryoPort, Inc.	2,548,929	0.9
49,385	(1)	Dicerna Pharmaceuticals, Inc.	995,602	0.4
51,225		Encompass Health Corp.	3,843,924	1.3
35,608	(1)	Fate Therapeutics, Inc.	2,110,486	0.7
44,824	(1),(2)	G1 Therapeutics, Inc.	601,538	0.2
19,849	(1)	Globus Medical, Inc.	1,520,830	0.5
36,693	(1)	Haemonetics Corp.	2,590,159	0.9
71,212	(1)	Halozyme Therapeutics, Inc.	2,896,904	1.0
53,932	(1)	HealthEquity, Inc.	3,492,636	1.2
85,070	(1),(2)	Heron Therapeutics, Inc.	909,398	0.3
27,909	(1)	Ideaya Biosciences, Inc.	711,400	0.3
152,088	(1)	Immunogen, Inc.	862,339	0.3
46,190	(1)	Insmed, Inc.	1,272,073	0.5
23,319	(1)	Integer Holdings Corp.	2,083,320	0.7
17,994	(1)	Kodiak Sciences, Inc.	1,727,064	0.6
19,664	(1)	Krystal Biotech, Inc.	1,026,657	0.4
38,136	(1),(2)	Monte Rosa Therapeutics, Inc.	849,670	0.3
28,410	(1)	Natera, Inc.	3,166,010	1.1
38,546	(1)	NuVasive, Inc.	2,306,978	0.8
24,614	(1)	Omnicell, Inc.	3,653,456	1.3
68,619	(1)	ORIC Pharmaceuticals, Inc.	1,434,823	0.5
112,443	(1)	Ortho Clinical Diagnostics Holdings PLC	2,077,947	0.7
46,224	(1)	Phreesia, Inc.	2,852,021	1.0
36,532	(1)	Progyny, Inc.	2,045,792	0.7
160,473	(1)	R1 RCM, Inc.	3,532,011	1.2
42,045	(1)	RAPT Therapeutics, Inc.	1,305,497	0.5
41,455	(1)	Rocket Pharmaceuticals, Inc.	1,239,090	0.4
62,080		Select Medical Holdings Corp.	2,245,434	0.8
113,736	(1)	Sotera Health Co.	2,974,196	1.0
30,422	(1)	Stoke Therapeutics, Inc.	773,936	0.3
26,189	(1)	Syneos Health, Inc.	2,291,014	0.8
42,543	(1)	TG Therapeutics, Inc.	1,415,831	0.5
56,169	(1),(2)	UroGen Pharma Ltd.	944,763	0.3
45,559	(1),(2)	Vericel Corp.	2,223,279	0.8
			87,846,760	30.7

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 16.7%
110,907	(1)	ACV Auctions, Inc.	$1,984,126	0.7
63,370		Aerojet Rocketdyne Holdings, Inc.	2,759,763	1.0
34,734	(1)	ASGN, Inc.	3,929,805	1.4
33,600	(1)	Builders FirstSource, Inc.	1,738,464	0.6
46,650	(1)	Casella Waste Systems, Inc.	3,542,601	1.2
101,009	(1)	Driven Brands Holdings, Inc.	2,918,150	1.0
22,066		EMCOR Group, Inc.	2,545,975	0.9
26,961	(1)	GXO Logistics, Inc.	2,114,821	0.7
25,061		John Bean Technologies Corp.	3,522,323	1.2
10,450		Regal Beloit Corp.	1,571,053	0.6
73,501	(1)	Shoals Technologies Group, Inc.	2,049,208	0.7
36,964		Simpson Manufacturing Co., Inc.	3,954,039	1.4
59,426	(1)	Sun Country Airlines Holdings, Inc.	1,993,148	0.7
85,252	(1)	The AZEK Co., Inc.	3,114,256	1.1
97,918		Vertiv Holdings Co.	2,358,845	0.8
165,895	(1)	WillScot Mobile Mini Holdings Corp.	5,262,189	1.8
22,224		Woodward, Inc.	2,515,757	0.9
			47,874,523	16.7

		Information Technology: 22.4%
51,941	(1)	ACI Worldwide, Inc.	1,596,147	0.6
73,254	(1)	Avaya Holdings Corp.	1,449,697	0.5
87,884	(1)	Box, Inc.	2,080,214	0.7
52,495	(1)	Calix, Inc.	2,594,828	0.9
67,757	(1)	Cohu, Inc.	2,164,159	0.8
16,038	(1)	Concentrix Corp.	2,838,726	1.0
27,665	(1)	CS Disco, Inc.	1,326,260	0.5
17,371	(1)	Digital Turbine, Inc.	1,194,256	0.4
24,646	(1)	Duck Creek Technologies, Inc.	1,090,339	0.4
17,887	(1)	Envestnet, Inc.	1,435,253	0.5
21,804	(1)	Euronet Worldwide, Inc.	2,775,213	1.0
17,039	(1)	Everbridge, Inc.	2,573,571	0.9
58,234		EVERTEC, Inc.	2,662,458	0.9
78,366	(1)	Grid Dynamics Holdings, Inc.	2,289,855	0.8
53,920	(1),(2)	Intapp, Inc.	1,388,979	0.5
34,505	(1)	Itron, Inc.	2,609,613	0.9
37,435	(1),(2)	JFrog Ltd.	1,254,072	0.4
46,978	(1)	Mimecast Ltd.	2,987,801	1.0
22,118	(1)	Onto Innovation, Inc.	1,598,025	0.6
234,002	(1)	Paya Holdings, Inc.	2,543,602	0.9
34,020		Power Integrations, Inc.	3,367,640	1.2
46,018	(1)	Q2 Holdings, Inc.	3,687,883	1.3
92,335	(1)	Repay Holdings Corp.	2,126,475	0.7
12,949	(1)	Semtech Corp.	1,009,634	0.3
27,910	(1)	Shift4 Payments, Inc.	2,163,583	0.7
49,083	(1)	SMART Global Holdings, Inc.	2,184,193	0.8
24,014	(1)	Smartsheet, Inc.	1,652,643	0.6
56,954	(1)	Super Micro Computer, Inc.	2,082,808	0.7
100,015		Switch, Inc.	2,539,381	0.9
172,669	(1)	Vonage Holdings Corp.	2,783,424	1.0
			64,050,732	22.4

		Materials: 2.5%
42,335		Avient Corp.	1,962,227	0.7
33,055	(1)	Ingevity Corp.	2,359,136	0.8
30,587		Sensient Technologies Corp.	2,785,864	1.0
			7,107,227	2.5

		Real Estate: 1.6%
51,479		CubeSmart	2,494,157	0.8
26,424	(1)	Ryman Hospitality Properties	2,211,689	0.8
			4,705,846	1.6

	Total Common Stock
	(Cost $269,092,116)		279,177,716	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Repurchase Agreements: 3.3%
2,232,128	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,232,131, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $2,276,771, due 09/01/31-07/01/60)	2,232,128	0.8
2,232,100	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,232,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $2,276,742, due 11/01/21-07/20/71)	2,232,100	0.7
661,742	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $661,743, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $674,977, due 06/30/22-02/15/28)	661,742	0.2

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,232,128	(3) Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,232,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,276,771, due 11/15/21-10/01/51)	$2,232,128	0.8
2,232,128	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,232,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,276,771, due 10/31/21-05/01/58)	2,232,128	0.8

	Total Repurchase Agreements
	(Cost $9,590,226)	9,590,226	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.0%
14,233,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $14,233,000)	14,233,000	5.0

	Total Short-Term Investments
	(Cost $23,823,226)	23,823,226	8.3

	Total Investments in Securities (Cost $292,915,342)	$303,000,942	106.0
	Liabilities in Excess of Other Assets	(17,141,629)	(6.0)
	Net Assets	$285,859,313	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$279,177,716	$–	$–	$279,177,716
Short-Term Investments	14,233,000	9,590,226	–	23,823,226
Total Investments, at fair value	$293,410,716	$9,590,226	$–	$303,000,942

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $297,062,175.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,932,210
Gross Unrealized Depreciation	(22,993,443)
Net Unrealized Appreciation	$5,938,767